As filed with the Securities and Exchange Commission on January 15, 2015

Registration Nos. 333-163352; 811-22357

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 16

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 16

(Check appropriate box or boxes)

BofA Funds Series Trust

(Exact Name of Registrant as specified in Charter)

100 Federal Street

Boston, MA 02110

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 434-5801

Marina Belaya, Esq.

c/o BofA Global Capital Management Group, LLC

100 Federal Street

Boston, MA 02110

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Goodwin Procter LLP

901 New York Avenue, NW

Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box):

☒                                  Immediately upon filing pursuant to paragraph (b)

☐                                    on (date) pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BofA Funds Series Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 15th day of January, 2015.

BofA FUNDS SERIES TRUST

By:	/s/ Michael Pelzar
Name: Michael Pelzar
Title: President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	SIGNATURES	TITLE	DATE

	/s/ Michael Pelzar	President	January 15, 2015
	Michael Pelzar	(Principal Executive Officer)

	/s/ Jeffrey R. Coleman	Chief Financial Officer	January 15, 2015
	Jeffrey R. Coleman	(Principal Financial Officer)
		Chief Accounting Officer	January 15, 2015
(Principal Accounting Officer)

	/s/ Harrison M. Bains*	Trustee	January 15, 2015
Harrison M. Bains

	/s/ Paul Glasserman*	Trustee	January 15, 2015
Paul Glasserman

	/s/ William A. Hawkins*	Trustee	January 15, 2015
William A. Hawkins

	/s/ R. Glenn Hilliard*	Trustee	January 15, 2015
R. Glenn Hilliard

	/s/ William J. Kelly*	Trustee	January 15, 2015
William J. Kelly

	/s/ Debra J. Perry*	Trustee	January 15, 2015
Debra J. Perry

*By:	/s/ Marina Belaya
Marina Belaya
Attorney-in-Fact**
January 15, 2015

**

Executed by Marina Belaya on behalf of each Trustee pursuant to a Power of Attorney dated May 31, 2013 that is incorporated by reference to PEA No. 13 to the Registration Statement filed on December 12, 2013.

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase